Equity (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EQUITY
Revaluation surplus, beginning balance	R$ 593,382	R$ 426,170	R$ 353,349
Post employment benefits	(379,126)	291,740	246,626
Taxes on adjustments	129,007	(88,548)	(93,881)
Deemed cost of fixed assets	(49,322)	(55,322)	(70,569)
Taxes on adjustments 2	16,769	18,809	23,994
Actuarial liability - investment realization		(3,541)	(33,205)
Attributed to non-controlling interest	546	(2,721)	(144)
Adjustments on financial assets - subsidiaries	(6,373)	10,295
Taxes on other adjustments 3	2,167	(3,500)
Revaluation surplus, ending balance	R$ 307,050	R$ 593,382	R$ 426,170